Stockholders' Equity - Stock-based compensation expense (Details) - VELODYNE LIDAR, INC AND SUBSIDIARIES - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity
Total stock-based compensation expense	$ 156	$ 86	$ 135	$ 207	$ 234
Research and development
Stockholders' Equity
Total stock-based compensation expense	21	48	97	93	156
General and administrative
Stockholders' Equity
Total stock-based compensation expense	$ 135	$ 38	$ 38	$ 114	$ 78